SUPPLEMENT DATED MARCH 17, 2010
TO

PROSPECTUS DATED MAY 1, 2009
FOR FUTURITY III

PROSPECTUS DATED MAY 1, 2008
FOR FUTURITY II

AND PROSPECTUSES DATED MAY 1, 2006
FOR FUTURITY FOCUS II, FUTURITY SELECT FOUR, FUTURITY ACCOLADE,
FUTURITY SELECT FOUR PLUS, FUTURITY SELECT INCENTIVE,
FUTURITY SELECT FREEDOM, AND FUTURITY SELECT SEVEN

ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

This supplement contains information about the Lord Abbett Series Fund International Portfolio.

On April 30, 2010, the name of the Lord Abbett Series International Portfolio will be changed Lord Abbett Series Fund International Opportunities Portfolio.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

SLUS Futurity II, Futurity III, Focus II, Accolade, Selects (Lord Abbett) 2010